To ensure comparability between the periods presented, the Company performed the following reclassifications for the nine-month period ended on September 30, 2020: (Details) R$ in Thousands	9 Months Ended
Sep. 30, 2021 BRL (R$)
Disclosure of changes in accounting estimates [line items]
Net cash provided by operating activities	R$ 6,112,523
Net cash used in investing activities	(923,071)
Net cash provided by (used in) financing activities	694,605
Effect of exchange rate variation on cash and cash equivalents	1,276,745
Net increase in cash and cash equivalents	7,160,802
Previously stated [member]
Disclosure of changes in accounting estimates [line items]
Net cash provided by operating activities	5,110,377
Net cash used in investing activities	(923,071)
Net cash provided by (used in) financing activities	1,696,751
Effect of exchange rate variation on cash and cash equivalents	1,276,745
Net increase in cash and cash equivalents	7,160,802
Reclassification [Member]
Disclosure of changes in accounting estimates [line items]
Net cash provided by operating activities	1,002,146
Net cash used in investing activities
Net cash provided by (used in) financing activities	(1,002,146)
Effect of exchange rate variation on cash and cash equivalents
Net increase in cash and cash equivalents